Prospectus Supplement dated Oct. 15, 2004*

Product Name                                                     Form #

American Express(R) Single Premium Variable Life                 S-6199 D (4/04)

IDS Life of New York Succession Select Variable Universal Life   S-6203 D (4/04)

American Express(R) Variable Universal Life IV/                  S-6418 D (4/04)
American Express(R) Variable Universal Life IV - Estate Series

IDS Life of New York Variable Universal Life IV/                 S-6419 D (4/04)
IDS Life of New York Variable Universal Life IV - Estate Series

The following FUND NAME changes will be effective on Oct. 15, 2004:

Old Name                                                        New Name
INVESCO VIF - Dynamics Fund, Series I Shares                    AIM V.I. Dynamics Fund, Series I Shares

INVESCO VIF - Financial Services Fund, Series I Shares          AIM V.I. Financial Services Fund, Series I Shares

INVESCO VIF - Technology Fund, Series I Shares                  AIM V.I. Technology Fund, Series I Shares



S-6419-21 A (10/04)

* Valid until next prospectus update.
Destroy May 1, 2005